Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements Of Comprehensive Income Loss
Net earnings	$ 9,633	$ 9,388	$ 6,691
Other comprehensive income (loss):
Unrealized holding gains (losses) on securities available for sale	93	11,117	(10,498)
Reclassification adjustment for gains on securities available for sale included in net earnings	0	(266)	(614)
Total other comprehensive income (loss), before income taxes	93	10,851	(11,112)
Income tax (benefit) expense related to other comprehensive (loss) income:
Unrealized holding gains (losses) on securities available for sale	36	4,330	(4,089)
Reclassification adjustment for gains on securities available for sale included in net earnings	0	(104)	(239)
Total income tax expense (benefit) related to other comprehensive income (loss)	36	4,226	(4,328)
Total other comprehensive income (loss), net of tax	57	6,625	(6,784)
Total comprehensive income (loss)	$ 9,690	$ 16,013	$ (93)